Share Capital and Share Premium (Details) - Schedule of details of the group's share capital - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares [Member]
Share Capital and Share Premium (Details) - Schedule of details of the group's share capital [Line Items]
Shares outstanding	3,408,646	2,591,299	2,271,299
Authorized Common shares	150,000,000
Issue and fully paid common shares	3,408,646	2,591,299	2,271,299
Issuance of shares	817,347	320,000
Share capital [Member]
Share Capital and Share Premium (Details) - Schedule of details of the group's share capital [Line Items]
Shares outstanding	341	259	227
Authorized Common shares	15,000
Issue and fully paid common shares	341	259	227
Issuance of shares	82	32
Share premium [member]
Share Capital and Share Premium (Details) - Schedule of details of the group's share capital [Line Items]
Shares outstanding	11,312,643	9,199,779	8,000,561
Authorized Common shares
Issue and fully paid common shares	11,312,643	9,199,779	8,000,561
Issuance of shares	2,112,864	1,199,218